Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Service revenue	$ 69,104,446	$ 52,198,084	$ 43,129,179
Expenses:
Direct center and patient care costs	35,587,444	27,592,735	21,743,256
Other regional and center support costs	27,459,048	19,044,324	16,245,699
Depreciation	8,158,396	5,839,006	5,708,210
Cost of revenue	71,204,888	52,476,065	43,697,165
Regional operating loss	(2,100,442)	(277,981)	(567,986)
Center development costs	660,355	862,386	529,933
Corporate, general and administrative expenses	26,236,703	20,666,954	15,145,361
Share-based compensation	347,787	879,439	591,384
Amortization	1,358,213	555,000	463,332
Interest expense	8,724,412	4,761,443	2,806,286
Interest income	(12,250)	(14,689)	(20,990)
Loss on extinguishment of loans	2,331,917
Earn-out consideration			10,319,429
Forgiveness of loan payable		(3,128,596)
Impairment loss	20,677,160
Loss before income taxes	(62,424,739)	(24,859,918)	(30,402,721)
Loss for the year and comprehensive loss	(62,424,739)	(24,859,918)	(30,402,721)
Loss for the year attributable to:
Non-controlling interest	(698,265)	(108,430)	(739,181)
Common shareholders of Greenbrook TMS	(61,726,474)	(24,751,488)	(29,663,540)
Loss for the year and comprehensive loss	$ (62,424,739)	$ (24,859,918)	$ (30,402,721)
Net loss per share
Basic	$ (2.66)	$ (1.60)	$ (2.32)
Diluted	$ (2.66)	$ (1.60)	$ (2.32)